Share capital - Stock Options Rollforward (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Number of outstanding options, beginning of year (in shares) | shares	36,066,000	67,632,000
Number of options granted (in shares) | shares	395,000	4,764,000
Number of options exercised (in shares) | shares	(19,265,000)	(35,340,000)
Number of options forfeited (in shares) | shares	(343,000)	(990,000)
Number of outstanding options, ending of year (in shares) | shares	16,853,000	36,066,000
Weighted-average exercise price, beginning of year (in Cdn.$per share) | $ / shares	$ 3.29	$ 2.96
Weighted average exercise price, options granted (in Cdn.$per share) | $ / shares	6.21	4.28
Weighted average exercise price, options exercised (in Cdn.$ per share) | $ / shares	3.11	2.78
Weighted average exercise price, options forfeited (in Cdn.$per share) | $ / shares	3.48	3.42
Weighted-average exercise price, end of year (in Cdn.$per share) | $ / shares	$ 3.56	$ 3.29